LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of LOSS PER SHARE [Abstract]
Disclosure of detailed information about earnings loss per share [text block]
	For the years ended December 31,
	2017	2016	2015
Loss attributable to holders of ordinary shares (RMB’000):	(88,026)	(321,802)	(362,412)

Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	3,339,487	2,761,998	2,553,855

Loss per share - basic (RMB)	(26.36)	(116.51)	(141.91)
Loss per share - diluted (RMB)	(26.36)	(116.51)	(141.91)